Other comprehensive income (loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013		Sep. 30, 2013
Other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ (25,810)		¥ (57,395)
Other comprehensive income (loss) before reclassifications	(2,916)		29,301
Reclassifications out of accumulated other comprehensive income (loss)	147	[1]	(485)	[1]
Net change during the period	(2,769)		28,816
Balance at end of period	(28,579)		(28,579)
Cumulative translation adjustments [Member]
Other comprehensive income (loss) [Line Items]
Balance at beginning of year	(6,532)		(38,875)
Other comprehensive income (loss) before reclassifications	(5,407)		26,987
Reclassifications out of accumulated other comprehensive income (loss)	(34)	[1]	(85)	[1]
Net change during the period	(5,441)		26,902
Balance at end of period	(11,973)		(11,973)
Pension liability adjustment [Member]
Other comprehensive income (loss) [Line Items]
Balance at beginning of year	(27,494)		(28,518)
Other comprehensive income (loss) before reclassifications	31		807
Reclassifications out of accumulated other comprehensive income (loss)	247	[1]	495	[1]
Net change during the period	278		1,302
Balance at end of period	(27,216)		(27,216)
Net unrealized gain on non-trading securities [Member]
Other comprehensive income (loss) [Line Items]
Balance at beginning of year	8,216		9,998
Other comprehensive income (loss) before reclassifications	2,460		1,507
Reclassifications out of accumulated other comprehensive income (loss)	(66)	[1]	(895)	[1]
Net change during the period	2,394		612
Balance at end of period	¥ 10,610		¥ 10,610

[1]	Reclassifications out of accumulated other comprehensive income (loss) are as follows: